BUSINESS COMBINATION, Acquisition of Troll Housing AS and Tydal Data Center AS (Details) $ / shares in Units, $ in Thousands				3 Months Ended	6 Months Ended
		May 30, 2024	Apr. 15, 2024 USD ($) shares $ / shares	Jun. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023	Dec. 31, 2023 USD ($)
Business Combination [Abstract]
Prepayments				$ 77,084	$ 77,084		$ 35,219
Share-based compensation arrangement by share based payment award fair value assumptions [Abstract]
Dividend yield		0.00%			0.00%	0.00%
Expected volatility					118.00%
Norway Acquisition [Member]
Business Combination [Abstract]
Aggregate principal amount of senior secured notes			$ 15,000
Ownership interest acquired			100.00%
Borrowings, interest rate			6.00%
Borrowings, maturity period			five years
Percentage of shares pledged			100.00%
Strike price (in dollars per share) | $ / shares			$ 35.96
Payables for purchase of non-current assets			$ 16,400
Prepayments			6,300
Land			1,100
Revenue				0	$ 0
Net income				$ 1,900	$ 3,000
Acquisition-date fair value of total consideration transferred [abstract]
Cash consideration paid			15,000
Senior secured notes	[1]		15,091
Total purchase consideration			32,952
Settlement of pre-existing debtor relationship with the Target Companies	[2]		(10,061)
Total fair value of consideration transferred			$ 22,891
Share-based compensation arrangement by share based payment award fair value assumptions [Abstract]
Share price (in dollars per share) | $ / shares			$ 5.65
Dividend yield			0.00%
Expected volatility			126.00%
Risk-free interest rate			4.65%
Fair value of assets acquired and liabilities assumed [Abstract]
Cash and cash equivalents			$ 8,723
Trade receivables			49
Prepayments and other assets			2,690
Right-of-use assets			122
Property, plant and equipment			1,323
Identified intangible assets: rights to electricity capacity			22,429
Deferred tax assets			32
Trade payables			(3,367)
Other payables and accruals			(16,384)
Income tax payables			(1,962)
Lease liabilities			(122)
Deferred tax liabilities			(5,093)
Net identifiable assets acquired			8,440
Goodwill			14,451
Total fair value of assets acquired and liabilities assumed			22,891
Norway Acquisition [Member] | Class A Ordinary Shares [Member]
Acquisition-date fair value of total consideration transferred [abstract]
Ordinary shares (in shares)	[3]		2,357
Ordinary share call options	[4]		$ 504
Ordinary shares (in shares) | shares			417,130

[1]	The Group issued US$15.0 million in aggregate principal amount of senior secured notes on April 15, 2024, in relation to the business combination. The senior secured notes bear an annual interest of 6%, mature five years after April 15, 2024, and are secured by 100% of the shares of the Target Companies. The fair value of the senior secured notes is measured by calculating the present value of the notes using the effective interest rate. The pledge of the 100% of issued shares capital of the Target Companies does not influence the Group’s control over the Target Companies, as (i) the Group has power over the Target Companies to direct relevant activities of the Target Companies, (ii) the Group has exposures to variable returns from involvement with the Target Companies, and (iii) the Group has the ability to exercise its power over the Target Companies to affect the amount of those returns.
[2]	Settlement of pre-existing debtor relationship with the Target Companies represents the payable amount of approximately US$16.4 million from the Group to the Target Companies in relation to the services provided and offset against a prepayment made by the Group to the Target Companies of approximately US$6.3 million. The services provided by the Target Companies, include electricity supply, construction services, and daily operational management for the mining datacenters prior to the date of acquisition.
[3]	The fair value of the Class A ordinary shares is determined based on the number of shares transferred and the closing price on the acquisition date. The shares are transferred upon the completion of the acquisition.
[4]	The Group granted Class A ordinary share call options at a strike price of US$35.96 per share, with the expiry date set as the later of April 15, 2029, or six months after all principal and interest accrued under the senior secured notes have been repaid. The fair value was recognized on the acquisition date based on the binomial model with the assistance of an independent valuation specialist. The following table provides the key inputs used in the model for determining the value of the option: